EATON VANCE INCOME FUND OF BOSTON
EATON VANCE SHORT DURATION HIGH INCOME FUND
Supplement to Statement of Additional Information

dated March 1, 2019 as revised June 18, 2019

The following replaces the table under “Strategies and Risks”:

Investment Type	Permitted for or Relevant to
	BIP	SDHIF	SDHIP
Asset-Backed Securities (“ABS”)	√
Auction Rate Securities
Build America Bonds
Call and Put Features on Securities
Collateralized Mortgage Obligations (“CMOs”)
Commercial Mortgage-Backed Securities (“CMBS”)	√	√	√
Commodity-Related Investments
Common Stocks	√	√	√
Contingent Convertible Securities
Convertible Securities	√	√	√
Credit Linked Securities	√(1)	√(1)	√(1)
Derivative Instruments and Related Risks	√	√	√
Derivative-Linked and Commodity-Linked Hybrid Instruments
Direct Investments		√
Emerging Market Investments	√	√	√
Equity Investments	√	√	√
Equity-Linked Securities
Event-Linked Instruments	√	√	√
Exchange-Traded Funds (“ETFs”)	√	√	√
Exchange-Traded Notes (“ETNs”)
Fixed-Income Securities	√	√	√
Foreign Currency Transactions	√	√	√
Foreign Investments	√	√	√
Forward Foreign Currency Exchange Contracts	√	√	√
Forward Rate Agreements	√	√	√
Futures Contracts	√	√	√
Hybrid Securities	√	√	√
Illiquid Securities	√	√	√
Indexed Securities
Inflation-Indexed (or Inflation-Linked) Bonds	√	√	√
Junior Loans	√	√	√
Liquidity or Protective Put Agreements

Investment Type	Permitted for or Relevant to
	BIP	SDHIF	SDHIP
Loans	√	√	√
Lower-Rated Investments	√	√	√
Master Limited Partnerships ("MLPs")	√	√	√
Money Market Instruments	√	√	√
Mortgage-Backed Securities (“MBS”)	√
Mortgage Dollar Rolls
Municipal Lease Obligations (“MLOs”)
Municipal Obligations	√	√	√
Option Contracts	√	√	√
Pooled Investment Vehicles	√	√	√
Preferred Stock	√	√	√
Real Estate Investments	√	√	√
Repurchase Agreements	√	√	√
Residual Interest Bonds
Restricted Securities	√	√	√
Reverse Repurchase Agreements	√	√	√
Rights and Warrants	√	√	√
Royalty Bonds	√	√	√
Senior Loans	√	√	√
Short Sales	√	√	√
Stripped Mortgage-Backed Securities (“SMBS”)
Structured Notes
Swap Agreements	√	√	√
Swaptions	√	√	√
Trust Certificates		√	√
U.S. Government Securities		√	√
Unlisted Securities	√	√	√
Variable Rate Obligations	√	√	√
When-Issued Securities, Delayed Delivery and Forward Commitments	√	√	√
Zero Coupon Bonds, Deep Discount Bonds and Payment In-Kind (“PIK”) Securities	√	√	√

Other Disclosures Regarding Investment Practices	Permitted for or Relevant to
	BIP	SDHIF	SDHIP
Asset Coverage	√	√	√
Average Effective Maturity
Borrowing for Investment Purposes
Borrowing for Temporary Purposes	√	√	√
Cybersecurity Risk	√	√	√
Diversified Status	√
Dividend Capture Trading
Duration		√	√
Investing in a Portfolio	√	√	√
Investments in the Subsidiary
Loan Facility
Operational Risk	√	√	√
Option Strategy
Participation in the ReFlow Liquidity Program(2)	√	√	√
Portfolio Turnover	√	√	√
Securities Lending	√	√	√
Short-Term Trading	√	√	√
Significant Exposure to Health Sciences Companies
Significant Exposure to Smaller Companies
Significant Exposure to Utilities and Financial Services Sectors
Tax-Managed Investing
(1)	May engage in options, futures contracts and options on futures contracts on high yield corporate bond indices, as well as stock indices, in order to hedge its exposures to the high yield bond market.
(2)	A Fund investing in the Portfolio may participate in the ReFlow Liquidity Program.

October 30, 2019